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MFS Municipal High Income Fund
MFS® Municipal High Income Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated August 1, 2022, to the Prospectus dated May 31, 2022.

MFS® Municipal High Income Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Municipal High Income Fund	A		B	C	I	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Municipal High Income Fund		A	B	C	I	R6
Management Fee		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		none	1.00%	1.00%	none	none
Other Expenses		0.12%	0.12%	0.12%	0.12%	0.04%
Total Annual Fund Operating Expenses		0.63%	1.63%	1.63%	0.63%	0.55%
Fee Reductions and/or Expense Reimbursements	[1]	(0.03%)	(0.28%)	(0.03%)	(0.03%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.60%	1.35%	1.60%	0.60%	0.51%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class B service fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least May 31, 2024. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.59% of the class' average daily net assets annually for each of Class A and Class I shares, 1.34% of the class' average daily net assets annually for Class B shares, 1.59% of the class' average daily net assets annually for Class C shares, and 0.50% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least May 31, 2024.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Municipal High Income Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		484	613	757	1,173
B	[1]	537	763	1,037	1,620
C	[1]	263	509	882	1,660
I		61	197	346	781
R6		52	169	300	682
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example No Redemption - MFS Municipal High Income Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	[1]	137	463	837	1,620
C	[1]	163	509	882	1,660
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.